Recent Accounting Pronouncements	3 Months Ended
Mar. 31, 2013
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements	Note 19 — Recent Accounting Pronouncements There are no recent accounting pronouncements that are expected to have a material impact on the condensed consolidated financial statements.